Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 114,999,992.75
Previously Paid Amount	0.00
Total Fee Amount	15,881.50
Total Offset Amount	0.00
Net Fee	15,881.50
Narrative - Max Aggregate Offering Price	$ 114,999,992.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true